GOODWILL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
GOODWILL
Reporting unit | segment	10
Costs:
Beginning balance	$ 25,096	$ 428
Addition (Note 3)	28,340	25,035
Foreign currency adjustment	(412)	(367)
Ending balance	53,024	25,096	$ 428
Goodwill impairment loss	(337)
Goodwill, net	52,687	25,096
Impairment of goodwill	$ 337	$ 0	$ 0